Revenue - Summary of Disaggregation of Revenue From Customers by Major Services and Products (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of products and services [Line Items]
Voice usage and monthly fees	¥ 23,183		¥ 26,440	¥ 32,486
Broadband and mobile data services	150,730		146,534	148,431
Data and internet application services	47,923		37,218	26,489
Other value-added services	21,287		21,251	24,606
Interconnection fees	12,307		12,893	13,708
Transmission lines usage and associated services	16,519		15,595	14,178
Other services	3,865		4,456	3,785
Total service revenue	275,814		264,387	263,683
Sales of telecommunications products	28,024		26,128	27,194
Total Revenue	303,838	$ 46,565	290,515	290,877
Revenue from other sources	1,106		1,183	1,067
Impact on initial application of IFRS 15 [member]
Disclosure of products and services [Line Items]
Revenue from contracts with customers	¥ 302,732		¥ 289,332	¥ 289,810